TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States	$ (1,197)	$ (1,886)
Israel	(2,233)	(2,032)
Net loss	$ (3,430)	$ (3,918)